Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000249323 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249323 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249323 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 871829107 | Sysco Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249323 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249323 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249323 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249323 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249323 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000249323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000249323 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249322 | 30151E533 | Stratified LargeCap Index ETF
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000249322 | SPX P6130_20260323_L_MAR | S&P 500 Index Purchased Put Option, Expiration: 3/20/26, Strike $6,130
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249322 | SPX P5450_20260323_S_MAR | S&P 500 Index Written Put Option, Expiration: 3/20/2026, Strike $5,450
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000249322 | SPX P5450_20260323_S_MARIndex Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249322 | 30151E533Equity
Holdings [Line Items]
Percent of Net Asset Value	99.40%